Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 14,326,434	$ 8,408,711
Operating expenses:
Cost of revenue	(7,367,528)	(9,886,487)
General and administrative expenses	(12,184,292)	(9,053,084)
Selling and marketing expenses	(3,067,288)	(6,461,905)
Research and development expenses	(1,111,242)	(611,317)
Other expenses	(3,339,127)	(1,598,658)
Other income	204,889	984,015
Total operating expenses	(26,864,588)	(26,627,436)
Loss from operations	(12,538,154)	(18,218,725)
Financial expense	(6,973,189)	(4,208,923)
Financial income	232,832	558,718
Loss before income tax expense	(19,278,511)	(21,868,930)
Income tax expense
Net loss	(19,278,511)	(21,868,930)
Net loss attributable to stockholders	$ (19,278,511)	$ (21,868,930)
Net loss per share
Weighted average shares used to compute basic net loss per share (in Shares)	73,957,742	57,818,937
Weighted average shares used to compute diluted net loss per share (in Shares)	73,957,742	57,818,937
Net loss per common share – basic (in Dollars per share)	$ (0.26)	$ (0.38)
Net loss per common share – diluted (in Dollars per share)	$ (0.26)	$ (0.38)
Other comprehensive loss
Total comprehensive loss	$ (19,278,511)	$ (21,868,930)